Stock-based compensation - Schedule of changes in stock options outstanding, USD exercise price (Details) - USD exercise price [Member]	12 Months Ended
Mar. 31, 2025 $ / shares shares
Outstanding
Beginning Balance | shares	0
Change in exercise price | shares	1,605,015
Expired | shares	(54,615)
Forfeited | shares	(100,000)
Ending Balance | shares	1,450,400
Weighted average exercise price
Beginning Balance | $ / shares	$ 0
Change in exercise price | $ / shares	2.62
Expired | $ / shares	(7.75)
Forfeited | $ / shares	(1.09)
Ending Balance | $ / shares	$ 2.53